AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Australia - 8.8%
Ampol, Ltd.	1,690	$36,937
Dexus (a)	8,288	37,993
Fortescue Metals Group, Ltd.	2,624	32,333
Pilbara Minerals, Ltd.	19,358	37,037
Whitehaven Coal, Ltd.	7,172	36,155
		180,455

Austria - 3.6%
Raiffeisen Bank International AG	1,934	37,691
Verbund AG - Class A	445	35,633
		73,324

Canada - 1.8%
Canadian Tire Corporation, Ltd. - Class A	359	36,845

Denmark - 1.9%
AP Moller - Maersk AS - Class A	24	38,980

Finland - 3.7%
Fortum Oyj	2,450	37,619
Nokia Oyj	10,001	39,187
		76,806

France - 9.0%
Carrefour SA	2,345	35,018
Credit Agricole SA	2,434	36,953
Engie SA	2,387	37,556
Orange SA	3,336	37,001
Sanofi SA	364	37,549
		184,077

Germany - 3.5%
Fresenius Medical Care AG	912	35,409
Mercedes-Benz Group AG	537	35,539
		70,948

Hong Kong - 8.7%
CK Hutchison Holdings, Ltd.	7,000	36,738
Henderson Land Development Company, Ltd.	13,000	36,527
Hongkong Land Holdings, Ltd.	11,000	35,530
Jardine Matheson Holdings, Ltd.	1,000	35,200
Sun Hung Kai Properties, Ltd.	4,000	34,742
		178,737

Israel - 1.7%
Bezeq The Israeli Telecommunication Corporation, Ltd.	29,818	33,931

Italy - 3.7%
Eni SpA	2,422	38,783
Intesa Sanpaolo SpA	9,140	37,094
		75,877

Japan - 14.7%
Brother Industries, Ltd.	1,900	39,311
Electric Power Development Company, Ltd.	2,300	37,895
Kobe Steel, Ltd.	3,000	37,605
Nippon Express Holdings, Inc.	800	39,665
Nippon Steel Corporation	1,700	37,060
Ono Pharmaceutical Company, Ltd.	2,500	37,177
Seiko Epson Corporation	2,100	36,714
Takeda Pharmaceutical Company, Ltd.	1,300	37,170
		302,597

Netherlands - 5.1%
ABN AMRO Bank NV (b)	2,061	35,940
Koninklijke Ahold Delhaize NV	1,142	36,801
Stellantis NV	1,864	31,070
		103,811

Norway - 1.8%
Aker BP ASA	1,556	37,696

Singapore - 7.2%
Hafnia, Ltd.	4,701	37,145
Mapletree Pan Asia Commercial Trust	37,800	36,172
Singapore Airlines, Ltd.	7,000	36,476
Venture Corporation, Ltd.	3,400	38,408
		148,201

Spain - 3.6%
Naturgy Energy Group SA	1,525	36,602
Telefonica SA	8,265	37,375
		73,977

Sweden - 5.4%
SSAB AB - Class B	7,207	36,446
Telefonaktiebolaget LM Ericsson - Class B	5,604	38,306
Telia Company AB	12,767	37,083
		111,835

United Kingdom - 12.8%
British American Tobacco PLC	1,111	39,172
GSK PLC	1,894	36,783
Imperial Brands PLC	1,372	37,783
J Sainsbury PLC	10,456	36,987
Kingfisher PLC	10,309	36,586
Phoenix Group Holdings PLC	5,367	37,709
Vodafone Group PLC	40,615	37,791
		262,811
TOTAL COMMON STOCKS (Cost $2,021,469)		1,990,908

PREFERRED STOCKS - 1.8%	Shares	Value
Germany - 1.8%
Porsche Automobil Holding SE	826	36,942
TOTAL PREFERRED STOCKS (Cost $36,964)		36,942

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (c)	30,841	30,841
TOTAL SHORT-TERM INVESTMENTS (Cost $30,841)		30,841

TOTAL INVESTMENTS - 100.3% (Cost $2,089,274)		2,058,691
Liabilities in Excess of Other Assets - (0.3)%		(5,852)
TOTAL NET ASSETS - 100.0%		$2,052,839

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $35,940 or 1.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM S&P Developed Markets High Dividend Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,990,908	$–	$–	$1,990,908
Preferred Stocks	36,942	–	–	36,942
Money Market Funds	30,841	–	–	30,841
Total Investments	$2,058,691	$–	$–	$2,058,691

Refer to the Schedule of Investments for further disaggregation of investment categories.